Columbia Variable Portfolio – Select Small Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Automobile Components 1.7%
Visteon Corp.(a)	19,722	1,878,323
Hotels, Restaurants & Leisure 4.0%
Six Flags Entertainment Corp.	52,179	2,103,335
Texas Roadhouse, Inc.	13,686	2,416,948
Total		4,520,283
Household Durables 2.6%
KB Home	35,000	2,999,150
Textiles, Apparel & Luxury Goods 3.0%
Kontoor Brands, Inc.	40,982	3,351,508
Total Consumer Discretionary		12,749,264
Consumer Staples 2.0%
Food Products 2.0%
Nomad Foods Ltd.	118,260	2,254,036
Total Consumer Staples		2,254,036
Energy 6.0%
Energy Equipment & Services 1.3%
Patterson-UTI Energy, Inc.	196,609	1,504,059
Oil, Gas & Consumable Fuels 4.7%
Murphy Oil Corp.	49,304	1,663,517
PBF Energy, Inc., Class A	54,234	1,678,542
SM Energy Co.	49,304	1,970,681
Total		5,312,740
Total Energy		6,816,799
Financials 30.5%
Banks 14.0%
Atlantic Union Bankshares Corp.	69,025	2,600,172
Axos Financial, Inc.(a)	57,556	3,619,121
OceanFirst Financial Corp.	87,804	1,632,276
Pacific Premier Bancorp, Inc.	82,860	2,084,758
Popular, Inc.	31,478	3,156,299
Stock Yards Bancorp, Inc.	44,124	2,735,247
Total		15,827,873
Capital Markets 1.7%
Lazard, Inc.	38,231	1,926,078
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.1%
PROG Holdings, Inc.	48,860	2,369,221
Financial Services 3.8%
I3 Verticals, Inc.(a)	65,662	1,399,257
Radian Group, Inc.	83,541	2,898,037
Total		4,297,294
Insurance 8.9%
CNO Financial Group, Inc.	71,971	2,526,182
Hanover Insurance Group, Inc. (The)	16,641	2,464,699
Kemper Corp.	45,360	2,778,300
Skyward Specialty Insurance Group, Inc.(a)	56,370	2,295,950
Total		10,065,131
Total Financials		34,485,597
Health Care 7.7%
Biotechnology 0.9%
Cytokinetics, Inc.(a)	19,340	1,021,152
Health Care Equipment & Supplies 4.4%
CONMED Corp.	21,389	1,538,297
Integer Holdings Corp.(a)	9,861	1,281,930
LivaNova PLC(a)	40,817	2,144,525
Total		4,964,752
Health Care Providers & Services 2.1%
Tenet Healthcare Corp.(a)	14,396	2,392,615
Pharmaceuticals 0.3%
Ligand Pharmaceuticals, Inc.(a)	3,650	365,329
Total Health Care		8,743,848
Industrials 15.3%
Aerospace & Defense 1.6%
Kratos Defense & Security Solutions, Inc.(a)	75,000	1,747,500
Building Products 2.1%
Zurn Elkay Water Solutions Corp.	67,001	2,408,016
Construction & Engineering 2.6%
Primoris Services Corp.	51,502	2,991,236

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.5%
Fluence Energy, Inc.(a)	83,816	1,903,462
Regal Rexnord Corp.	12,481	2,070,348
Total		3,973,810
Ground Transportation 1.5%
Knight-Swift Transportation Holdings, Inc.	30,638	1,652,920
Machinery 1.9%
Atmus Filtration Technologies, Inc.	57,745	2,167,170
Professional Services 2.1%
Alight, Inc., Class A(a)	325,396	2,407,930
Total Industrials		17,348,582
Information Technology 7.6%
Communications Equipment 3.7%
Extreme Networks, Inc.(a)	137,722	2,069,961
Viavi Solutions, Inc.(a)	236,735	2,135,350
Total		4,205,311
Semiconductors & Semiconductor Equipment 3.9%
Kulicke & Soffa Industries, Inc.	29,525	1,332,463
MACOM Technology Solutions Holdings, Inc.(a)	27,726	3,084,795
Total		4,417,258
Total Information Technology		8,622,569
Materials 8.6%
Chemicals 2.7%
Chemours Co. LLC (The)	63,388	1,288,044
Minerals Technologies, Inc.	23,203	1,791,968
Total		3,080,012
Construction Materials 2.4%
Summit Materials, Inc., Class A(a)	69,762	2,722,811
Containers & Packaging 1.3%
O-I Glass, Inc.(a)	112,627	1,477,666
Metals & Mining 2.2%
ATI, Inc.(a)	36,673	2,453,791
Total Materials		9,734,280
Real Estate 7.0%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc.	120,000	2,233,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.3%
Apple Hospitality REIT, Inc.	98,608	1,464,329
Industrial REITs 1.0%
First Industrial Realty Trust, Inc.	20,502	1,147,702
Specialized REITs 2.7%
Gaming and Leisure Properties, Inc.	27,715	1,425,936
Outfront Media, Inc.	88,747	1,631,170
Total		3,057,106
Total Real Estate		7,902,337
Utilities 2.7%
Electric Utilities 2.7%
Portland General Electric Co.	62,855	3,010,755
Total Utilities		3,010,755
Total Common Stocks (Cost $84,260,759)		111,668,067

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(e),(f)	1,812,917	1,812,736
Total Money Market Funds (Cost $1,812,557)		1,812,736
Total Investments in Securities (Cost: $86,073,316)		113,480,803
Other Assets & Liabilities, Net		(376,142)
Net Assets		113,104,661
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	1,935,745	13,250,591	(13,373,696)	96	1,812,736	185	97,934	1,812,917
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2024

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